Share-based payments - Disclosure of Number and Weighted Average Remaining Contractual Life of Founders' Warrants, Warrants, and Free Shares Oustanding (Details)																	12 Months Ended
	Jun. 27, 2023 shares	Jun. 22, 2022 shares	Apr. 21, 2021 € / shares	Apr. 20, 2021 shares € / shares	Mar. 17, 2020 shares € / shares	Mar. 29, 2019 shares € / shares	Jul. 27, 2018 shares € / shares	Mar. 06, 2018 shares € / shares	Jan. 07, 2017 shares € / shares	Feb. 02, 2016 shares € / shares	Jun. 25, 2015 shares € / shares	Jun. 10, 2015 shares € / shares	Feb. 10, 2015 shares € / shares	Sep. 16, 2014 shares € / shares	Aug. 28, 2013 shares € / shares	Apr. 10, 2013 shares € / shares	Dec. 31, 2023 shares € / shares	Dec. 31, 2022 shares	Dec. 31, 2023 uSDollarPerEuro	Dec. 31, 2021 shares
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Number of awards issued (in shares)																	0
Number of awards outstanding (in shares)																	4,172,089	3,513,246		2,972,860
BSPCE
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Number of awards issued (in shares)																	0	0
Number of awards outstanding (in shares)																	557,367	614,726		715,291
Awards exercised during the period (in shares)																	0	0
BSPCE 08-2013
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Number of awards issued (in shares)															50,000		0	0
Exercise price (in euros per share) | € / shares															€ 5.92
Number of awards outstanding (in shares)																	0	50,000		50,000
Number of awards, exercised (in shares)																	0
Awards exercised during the period (in shares)																	0	0
Number of awards lapsed or cancelled (in shares)																	50,000
Number of awards lapsed or cancelled during the period (in shares)																	50,000
BSPCE 09-2014
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Number of awards issued (in shares)														97,200			0	0
Exercise price (in euros per share) | € / shares														€ 18.68
Number of awards outstanding (in shares)																	85,750	86,150		86,150
Number of awards, exercised (in shares)																	0
Awards exercised during the period (in shares)																	0	0
Number of awards lapsed or cancelled (in shares)																	11,450
Number of awards lapsed or cancelled during the period (in shares)																	400
BSPCE 2015-1
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Number of awards issued (in shares)													71,650				0	0
Exercise price (in euros per share) | € / shares													€ 18.57
Number of awards outstanding (in shares)																	68,100	68,450		68,450
Number of awards, exercised (in shares)																	0
Awards exercised during the period (in shares)																	0	0
Number of awards lapsed or cancelled (in shares)																	3,550
Number of awards lapsed or cancelled during the period (in shares)																	350
BSPCE 2015-3
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Number of awards issued (in shares)												53,050					0	0
Exercise price (in euros per share) | € / shares												€ 20.28
Number of awards outstanding (in shares)																	28,400	30,350		30,350
Number of awards, exercised (in shares)																	0
Awards exercised during the period (in shares)																	0	0
Number of awards lapsed or cancelled (in shares)																	24,650
Number of awards lapsed or cancelled during the period (in shares)																	1,950
BSPCE 2016 Ordinary
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Number of awards issued (in shares)										126,400
Exercise price (in euros per share) | € / shares										€ 14.46
Number of awards outstanding (in shares)																	97,867
Number of awards, exercised (in shares)																	333
Awards exercised during the period (in shares)																	0
Number of awards lapsed or cancelled (in shares)																	28,200
Number of awards lapsed or cancelled during the period (in shares)																	2,700
BSPCE 2016 Performance
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Number of awards issued (in shares)										129,250
Exercise price (in euros per share) | € / shares										€ 14.46
Number of awards outstanding (in shares)																	99,150
Number of awards, exercised (in shares)																	0
Awards exercised during the period (in shares)																	0
Number of awards lapsed or cancelled (in shares)																	30,100
Number of awards lapsed or cancelled during the period (in shares)																	909
BSPCE 2017 Ordinary
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Number of awards issued (in shares)									117,650
Exercise price (in euros per share) | € / shares									€ 15.93
Number of awards outstanding (in shares)																	98,100
Number of awards, exercised (in shares)																	0
Awards exercised during the period (in shares)																	0
Number of awards lapsed or cancelled (in shares)																	19,550
Number of awards lapsed or cancelled during the period (in shares)																	1,050
BSPCE 2017 Performance
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Number of awards issued (in shares)									80,000
Exercise price (in euros per share) | € / shares									€ 15.93
Number of awards outstanding (in shares)																	80,000
Number of awards, exercised (in shares)																	0
Awards exercised during the period (in shares)																	0
Number of awards lapsed or cancelled (in shares)																	0
Number of awards lapsed or cancelled during the period (in shares)																	0
BSA
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Number of awards issued (in shares)																	0	0
Number of awards outstanding (in shares)																	151,251	185,251		263,251
Awards exercised during the period (in shares)																	0	0
BSA 2013
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Number of awards issued (in shares)																10,000	0	0
Grant price (in euro per share) | € / shares																€ 2.50
Exercise price (in euros per share) | € / shares																€ 6.37
Number of awards outstanding (in shares)																	0	6,000		6,000
Number of awards, exercised (in shares)																	0
Awards exercised during the period (in shares)																	0	0
Number of awards lapsed or cancelled (in shares)																	10,000
Number of awards lapsed or cancelled during the period (in shares)																	6,000
BSA 2014
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Number of awards issued (in shares)														14,000			0	0
Grant price (in euro per share) | € / shares														€ 4.87
Exercise price (in euros per share) | € / shares														€ 17.67			€ 17.67
Number of awards outstanding (in shares)																	10,000	10,000		10,000
Number of awards, exercised (in shares)																	0
Awards exercised during the period (in shares)																	0	0
Number of awards lapsed or cancelled (in shares)																	4,000
Number of awards lapsed or cancelled during the period (in shares)																	0
BSA 2015-1
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Number of awards issued (in shares)													26,000				0	0
Grant price (in euro per share) | € / shares													€ 4.87
Exercise price (in euros per share) | € / shares													€ 17.67
Number of awards outstanding (in shares)																	21,000	21,000		21,000
Number of awards, exercised (in shares)																	0
Awards exercised during the period (in shares)																	0	0
Number of awards lapsed or cancelled (in shares)																	5,000
Number of awards lapsed or cancelled during the period (in shares)																	0
BSA 2015-2
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Number of awards issued (in shares)											64,000						0	0
Grant price (in euro per share) | € / shares											€ 5.00
Exercise price (in euros per share) | € / shares											€ 19.54
Number of awards outstanding (in shares)																	64,000	64,000		64,000
Number of awards, exercised (in shares)																	0
Awards exercised during the period (in shares)																	0	0
Number of awards lapsed or cancelled (in shares)																	0
Number of awards lapsed or cancelled during the period (in shares)																	0
BSA 2018-1
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Number of awards issued (in shares)								28,000									0	0
Grant price (in euro per share) | € / shares								€ 1.62
Exercise price (in euros per share) | € / shares								€ 13.55
Number of awards outstanding (in shares)																	0	28,000		28,000
Number of awards, exercised (in shares)																	0
Awards exercised during the period (in shares)																	0	0
Number of awards lapsed or cancelled (in shares)																	28,000
Number of awards lapsed or cancelled during the period (in shares)																	28,000
BSA 2018-2
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Number of awards issued (in shares)							5,820										0	0
Grant price (in euro per share) | € / shares							€ 2.36
Exercise price (in euros per share) | € / shares							€ 16.10
Number of awards outstanding (in shares)																	5,820	5,820		5,820
Number of awards, exercised (in shares)																	0
Awards exercised during the period (in shares)																	0	0
Number of awards lapsed or cancelled (in shares)																	0
Number of awards lapsed or cancelled during the period (in shares)																	0
BSA 2019-1
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Number of awards issued (in shares)						18,000											0	0
Grant price (in euro per share) | € / shares						€ 1.15
Exercise price (in euros per share) | € / shares						11.66
Number of awards outstanding (in shares)																	18,000	18,000		18,000
Number of awards, exercised (in shares)																	0
Awards exercised during the period (in shares)																	0	0
Number of awards lapsed or cancelled (in shares)																	0
Number of awards lapsed or cancelled during the period (in shares)																	0
BSA 2020
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Number of awards issued (in shares)					18,000												0	0
Grant price (in euro per share) | € / shares					€ 0.29
Exercise price (in euros per share) | € / shares					6.59
Number of awards outstanding (in shares)																	18,000	18,000		18,000
Number of awards, exercised (in shares)																	0
Awards exercised during the period (in shares)																	0	0
Number of awards lapsed or cancelled (in shares)																	0
Number of awards lapsed or cancelled during the period (in shares)																	0
BSA 2021
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Number of awards issued (in shares)				48,103													0	0
Grant price (in euro per share) | € / shares				€ 2.95
Exercise price (in euros per share) | € / shares			€ 13.47	€ 13.47		€ 13.47
Number of awards outstanding (in shares)																	14,431	14,431		14,431
Number of awards, exercised (in shares)																	0
Awards exercised during the period (in shares)																	0	0
Number of awards lapsed or cancelled (in shares)																	33,672
Number of awards lapsed or cancelled during the period (in shares)																	0
BSA 2021
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Number of awards issued (in shares)																	0	0
Exercise price (in euros per share) | € / shares			€ 13.64		€ 13.64
Number of awards outstanding (in shares)																	0	0		30,000
Awards exercised during the period (in shares)																	0	0
AGA
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Number of awards issued (in shares)																	866,320	300,039
Number of awards outstanding (in shares)																	1,127,296	653,746		410,512
Awards exercised during the period (in shares)																	354,510	50,000
AGA 2021
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Number of awards issued (in shares)				362,515													0	0
Number of awards outstanding (in shares)																	0	354,711		360,512
Number of awards, exercised (in shares)																	354,510
Awards exercised during the period (in shares)																	354,510	0
Number of awards lapsed or cancelled (in shares)																	8,005
Number of awards lapsed or cancelled during the period (in shares)																	201
AGA 2022
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Number of awards issued (in shares)		300,039															0	300,039
Number of awards outstanding (in shares)																	293,776	299,035	293,776	0
Awards exercised during the period (in shares)																	0	0
Number of awards lapsed or cancelled (in shares) | uSDollarPerEuro																			6,263
Number of awards lapsed or cancelled during the period (in shares)																	5,259
AGA 2023 - P1
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Number of awards issued (in shares)	427,110																427,110
Number of awards outstanding (in shares)																	400,960	0
Awards exercised during the period (in shares)																	0
Number of awards lapsed or cancelled (in shares)																	26,150
Number of awards lapsed or cancelled during the period (in shares)																	26,150
AGA 2023 - P2
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Number of awards issued (in shares)	439,210																439,210
Number of awards outstanding (in shares)																	432,560	0	432,560
Awards exercised during the period (in shares)																	0
Number of awards lapsed or cancelled (in shares) | uSDollarPerEuro																			6,650
Number of awards lapsed or cancelled during the period (in shares)																	6,650